7. ADVANCE, DEPOSIT AND INVESTMENT IN AKKERMAN FINLAND OY: Schedule of summarized financial information of AFOy (Tables)	12 Months Ended
Dec. 31, 2023
Tables/Schedules
Schedule of summarized financial information of AFOy

	December 31, 2023	December 31, 2022
Current assets	$13,595	$101,996
Non-current assets	380,786	263,796
Current liabilities	11,898	4,264
Non-current liabilities	606,979	527,717
Loss for the period	56,264	128,517